Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000218632 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class R6
Trading Symbol	JABUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class R6/JABUX) returned 4.97% for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class R6/JABUX)	4.97%	0.92%	2.92%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 130,908,984
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 528,242
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218631 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	JABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class I/JABTX) returned 4.85% for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class I/JABTX)	4.85%	0.82%	2.87%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 130,908,984
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 528,242
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218634 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class C
Trading Symbol	JABOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$195	1.91%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class C/JABOX) returned 3.83% (excluding sales charges) for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class C/JABOX)	2.83%	(0.03)%	2.44%
Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge	3.83%	(0.03)%	2.44%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 130,908,984
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 528,242
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218633 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class A
Trading Symbol	JABWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class A/JABWX) returned 4.51% (excluding sales charges) for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class A/JABWX)	0.33%	(0.22)%	2.35%
Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge	4.51%	0.60%	2.76%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 130,908,984
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 528,242
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000008940 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class 1
Trading Symbol	JIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class 1/JIGDX) returned 4.93% for the year ended August 31, 2025. The 12-month period was characterized by elevated interest-rate and spread volatility amid the impact of the November 2024 U.S. election, uncertainty surrounding federal tariff policy, and the One Big Beautiful Bill Act. Credit spreads narrowed, yields on global sovereign debt finished the period broadly higher, and yield curves steepened across most regions.
TOP PERFORMANCE CONTRIBUTORS
Interest-rate positioning | The fund’s duration and yield curve positioning helped drive positive total returns.
Credit exposure | Credit exposure was also additive within the portfolio, particularly within the fund’s Activist Governments and Idiosyncratic Credit themes.
Strategic sector positioning | Within the fund’s Strategic sector, investments in emerging-markets local debt had a notably positive impact.
Interest-rate futures | The fund’s exposure to interest-rate futures helped the fund’s performance.

TOP PERFORMANCE DETRACTORS
Relative Value investments | Within the fund’s Relative Value theme, exposure to discretionary macro rates hampered the fund’s performance.
Tactical Asset Allocation investments | Within the fund’s Tactical Asset Allocation investments, exposure to the fund’s Core Challenges theme detracted.
Fixed-income swaps | The fund’s exposure to fixed-income swaps detracted from the fund’s performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class 1/JIGDX)	4.93%	0.85%	2.89%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.49%	0.29%	2.31%
Bloomberg Global Aggregate Bond Index	3.47%	(1.76)%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 130,908,984
Holdings Count | Holding	1,138
Advisory Fees Paid, Amount	$ 528,242
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$130,908,984
Total number of portfolio holdings	1,138
Total advisory fees paid (net)	$528,242
Portfolio turnover rate	145%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	34.8%
U.S. Government Agency	11.7%
U.S. Government	9.7%
Corporate bonds	9.1%
Convertible bonds	9.0%
Exchange-traded funds	8.3%
Asset-backed securities	3.5%
Collateralized mortgage obligations – U.S. Government Agency	2.9%
Preferred securities	2.6%
Collateralized mortgage obligations – Commercial and residential	1.9%
Term loans	1.6%
Short-term investments	4.9%

Country Composition
United States	57.3%
Norway	5.7%
New Zealand	4.3%
Brazil	3.2%
Germany	2.6%
Colombia	2.3%
Australia	2.3%
Canada	2.2%
United Kingdom	2.1%
Japan	1.9%
Other countries	16.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085587 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	JIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class A/JIPAX) returned 4.93% (excluding sales charges) for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class A/JIPAX)	0.75%	0.93%	2.22%
Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge	4.93%	1.76%	2.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,668,171,527
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,985,457
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085588 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	JIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class C/JIPCX) returned 4.20% (excluding sales charges) for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class C/JIPCX)	3.20%	1.03%	1.92%
Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge	4.20%	1.03%	1.92%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,668,171,527
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,985,457
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085589 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	JIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class I/JIPIX) returned 5.24% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class I/JIPIX)	5.24%	2.05%	2.94%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,668,171,527
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,985,457
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027206 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class NAV
Trading Symbol	JHSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class NAV/JHSEX) returned 5.46% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class NAV/JHSEX)	5.46%	2.18%	3.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,668,171,527
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,985,457
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113502 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R2
Trading Symbol	JIPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R2/JIPPX) returned 4.84% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R2/JIPPX)	4.84%	1.68%	2.56%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,668,171,527
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,985,457
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106458 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R6/JIPRX) returned 5.35% for the year ended August 31, 2025. The most significant factors affecting fund performance during the period included interest rate cuts by the U.S. Federal Reserve—which contributed to lower short-term bond yields—shifting U.S. trade and tariff policies, geopolitical tensions, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | High-yield and investment-grade corporate bonds, along with bank loans, represented a substantial portion of the portfolio on average and were among the top performers in the bond market.
Duration (interest-rate sensitivity) | Falling bond yields resulting from central bank interest rate cuts around the globe led to rising bond prices.
Non-U.S. bonds | Exposure to bonds outside of the U.S. aided performance, most notably from Europe, Australia, Canada, Indonesia, and New Zealand.
TOP PERFORMANCE DETRACTORS
Foreign currency exposure | Positions in the Canadian dollar, South Korean won, and Indonesian rupiah detracted from performance as these currencies weakened against the U.S. dollar.
Longer-term bonds | Long-term bond yields rose during the period, putting downward pressure on their prices.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R6/JIPRX)	5.35%	2.18%	3.06%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,668,171,527
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 16,985,457
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,668,171,527
Total number of portfolio holdings	531
Total advisory fees paid (net)	$16,985,457
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	45.7%
Foreign government obligations	20.1%
Term loans	9.3%
U.S. Government Agency	6.2%
U.S. Government	4.0%
Preferred securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.7%
Convertible bonds	1.9%
Asset-backed securities	1.7%
Short-term investments and other	1.7%

Net Currency
Exposure
United States Dollar	76.4%
Euro	4.5%
Australian Dollar	3.8%
Indonesian Rupiah	2.8%
New Zealand Dollar	2.4%
Canadian Dollar	1.7%
Brazilian Real	1.7%
Philippine Peso	1.7%
British Pound Sterling	1.4%
Norwegian Krone	1.4%
Czech Koruna	1.3%
Indian Rupee	1.1%
Other Currencies	1.0%
Mexican Peso	(1.2)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106468 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX) returned 21.10% for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.
TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	21.10%	6.51%	6.22%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 127,374,914
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 752,796
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

C000047776 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class NAV
Trading Symbol	JEVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX) returned 21.20% for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.
TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	21.20%	6.51%	6.24%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,374,914
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 752,796
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

C000099351 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX) returned 21.11% for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.
TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	21.11%	6.39%	6.12%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 127,374,914
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 752,796
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

C000099350 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$220	2.00%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX) returned 19.88% (excluding sales charges) for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.
TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	18.92%	5.32%	5.06%
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge	19.88%	5.32%	5.06%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 127,374,914
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 752,796
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

C000099349 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX) returned 20.68% (excluding sales charges) for the year ended August 31, 2025. Emerging markets posted solid gains for the period despite a sharp sell-off in April amid concerns surrounding the Trump administration’s new trade and tariff policies. A steady decline in the value of the U.S. dollar throughout 2025 provided an additional tailwind for U.S.-based investors in the asset class.
TOP PERFORMANCE CONTRIBUTORS
Information technology | This sector was the fund’s top contributor to performance, boosted the most by positions in Samsung Electronics Company, Ltd., Taiwan Semiconductor Manufacturing Company, Ltd., and Jiangsu Jiejie Microelectronics Company, Ltd.
Communication services | Companies particularly aiding the fund’s returns in this category included Tencent Holdings, Ltd. and Millicom International Cellular SA.
Health care | WuXi AppTec Company, Ltd. was a notable performance contributor in the health care sector.
TOP PERFORMANCE DETRACTORS
Energy | This sector was the only one to post a decline for the period, hampered by subpar results from Reliance Industries, Ltd., and Vista Energy SAB de CV.
Localiza Rent a Car SA | This Brazilian car rental company was the fund’s biggest detractor on an absolute basis during the period.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	14.62%	4.99%	5.26%
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge	20.68%	6.07%	5.80%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 127,374,914
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 752,796
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,374,914
Total number of portfolio holdings	188
Total advisory fees paid (net)	$752,796
Portfolio turnover rate	184%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

Sector Composition
Communication services	18.8%
Financials	16.8%
Information technology	16.4%
Materials	10.2%
Consumer staples	8.9%
Consumer discretionary	8.5%
Health care	8.0%
Industrials	7.1%
Energy	2.2%
Real estate	1.7%
Utilities	0.6%
Short-term investments and other	0.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	6.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1%
WuXi AppTec Company, Ltd., H Shares	3.8%
Credicorp, Ltd.	3.0%
Muyuan Foods Company, Ltd., Class A	2.9%
Millicom International Cellular SA	2.9%
Samsung Electronics Company, Ltd.	2.1%
HDFC Bank, Ltd., ADR	2.1%
Samsung Electronics Company, Ltd.	2.0%
WH Group, Ltd.	2.0%

C000056650 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class 1
Trading Symbol	JFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class 1/JFIHX) returned 6.75% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.
TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class 1/JFIHX)	6.75%	6.27%	4.68%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 990,368,128
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 5,889,104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056647 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	JFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class A/JFIAX) returned 6.43% (excluding sales charges) for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.
TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class A/JFIAX)	3.72%	5.43%	4.10%
Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge	6.43%	5.96%	4.36%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 990,368,128
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 5,889,104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056649 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	JFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class C/JFIGX) returned 5.65% (excluding sales charges) for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.
TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class C/JFIGX)	4.65%	5.17%	3.59%
Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge	5.65%	5.17%	3.59%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 990,368,128
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 5,889,104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056651 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class I
Trading Symbol	JFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class I/JFIIX) returned 6.67% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.
TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class I/JFIIX)	6.67%	6.17%	4.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 990,368,128
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 5,889,104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056652 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class NAV
Trading Symbol	JFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class NAV/JFIDX) returned 6.79% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.
TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class NAV/JFIDX)	6.79%	6.32%	4.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 990,368,128
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 5,889,104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106469 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	JFIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Floating Rate Income Fund (Class R6/JFIRX) returned 6.65% for the year ended August 31, 2025. Credit-oriented segments of the fixed-income market, including bank loans and high-yield bonds, performed well in the annual period. Issuer fundamentals remained robust, defaults were low, and economic growth stayed in positive territory. Additionally, investor sentiment remained upbeat outside of the weeks immediately following the Trump administration’s tariff announcements in the spring. These developments led to a compression in yield spreads that augmented the contribution from income.
TOP PERFORMANCE CONTRIBUTORS
B2 rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. B3 and BB loans were the next largest contributors in terms of credit tiers.
Collateralized loan obligations and high yield bonds | These segments of the fund also helped results, albeit to a lesser extent than loans due to their smaller weightings.
Health care issuers | Health care was the leading contributor at the industry level, followed by financials and software/enterprise services.
TOP PERFORMANCE DETRACTORS
Consumer cyclicals | Holdings in this area detracted somewhat, as did positions in the chemicals and gaming/leisure industries.
CCC rated bonds | Positions in CCC rated bonds experienced negative returns, but the impact was minor due to their limited weighting.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class R6/JFIRX)	6.65%	6.31%	4.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
Morningstar LSTA U.S. Leveraged Loan Index	7.30%	7.00%	5.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 990,368,128
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 5,889,104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$990,368,128
Total number of portfolio holdings	449
Total advisory fees paid (net)	$5,889,104
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	85.0%
Asset-backed securities	4.7%
Corporate bonds	4.6%
Exchange-traded funds	2.5%
Common stocks	1.0%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153967 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	JEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R6/JEMIX) returned 8.59% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.
TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R6/JEMIX)	8.59%	2.78%	4.61%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,143,463,236
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 7,624,894
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082348 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class NAV) returned 8.62% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.
TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class NAV)	8.62%	2.77%	4.62%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,143,463,236
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 7,624,894
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082347 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	JMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class I/JMKIX) returned 8.63% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.
TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class I/JMKIX)	8.63%	2.67%	4.50%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,143,463,236
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 7,624,894
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000145673 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	JMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$194	1.87%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class C/JMKCX) returned 7.43% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.
TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class C/JMKCX)	6.43%	1.66%	3.47%
Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge	7.43%	1.66%	3.47%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,143,463,236
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 7,624,894
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082346 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	JMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class A/JMKAX) returned 8.36% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a rally in emerging markets bonds resulting from decelerating inflation, interest rate cuts by central banks in many emerging market countries, and resilient investor demand for yield.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield government and corporate bonds aided performance as high-yield bonds outperformed their investment-grade peers.
Country allocation | Notable fixed-income positions in Argentina, Ecuador, Egypt, and Nigeria contributed the most to performance from a country perspective.
Foreign currency positioning | Exposure to the Turkish lira and the Brazilian real added value.
TOP PERFORMANCE DETRACTORS
Mexican peso | The fund held a short position in the Mexican peso, which gradually strengthened against the U.S. dollar during the period.
Qatar | Sovereign government bonds from Qatar declined due to geopolitical tensions in the Middle East.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class A/JMKAX)	3.98%	1.61%	3.79%
Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge	8.36%	2.43%	4.22%
J.P. Morgan EMBI Global Diversified Index	8.59%	1.53%	3.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,143,463,236
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 7,624,894
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,143,463,236
Total number of portfolio holdings	210
Total advisory fees paid (net)	$7,624,894
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	44.4%
Corporate bonds	43.3%
Private sector	25.7%
Quasi-sovereign	17.6%
U.S. Government and Agency obligations	4.3%
Escrow certificates	0.1%
Short-term investments and other	7.9%
Country Composition
United States	12.9%
Indonesia	5.7%
Mexico	5.4%
Brazil	4.5%
Peru	4.1%
Saudi Arabia	4.0%
Turkey	3.9%
Argentina	3.8%
Luxembourg	3.4%
Dominican Republic	3.2%
Other countries	49.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000140586 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class A
Trading Symbol	JIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class A/JIAFX) returned 9.66% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.
TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class A/JIAFX)	4.75%	5.03%	4.57%
Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge	9.66%	5.99%	5.05%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 112,232,353
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 329,168
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140587 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class C
Trading Symbol	JIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$170	1.63%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class C/JIAGX) returned 8.85% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.
TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class C/JIAGX)	7.85%	5.19%	4.29%
Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge	8.85%	5.19%	4.29%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 112,232,353
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 329,168
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140588 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class I
Trading Symbol	JIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class I/JIAIX) returned 9.94% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.
TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class I/JIAIX)	9.94%	6.24%	5.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 112,232,353
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 329,168
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000219602 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class NAV) returned 10.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.
TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class NAV)	10.12%	6.39%	4.90%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 112,232,353
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 329,168
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140589 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class R6
Trading Symbol	JIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class R6/JIASX) returned 10.05% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Equities logged double-digit gains, albeit with a stretch of volatility caused by concerns about the protectionist shift in U.S. trade policy. Investor sentiment was well supported by the combination of steady global growth, robust corporate earnings, and accommodative central bank policies. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio produced healthy, broad-based gains. NVIDIA Corp., Microsoft Corp., and Oracle Corp., were the top contributors at a time of strength for the information technology sector more broadly.
The fixed-income portfolio | This segment of the fund generated strong absolute returns and contributed to results.
Options strategy | The options strategy was a net contributor.
TOP PERFORMANCE DETRACTORS
Specific equity holdings | While the equity portfolio produced positive returns overall, a number of individual stocks—including the pharmaceutical giants Novo Nordisk A/S and Eli Lilly & Company, as well as the shipping/logistics company United Parcel Service, Inc.—finished with losses.
Certain bond positions | Saks Global Enterprises LLC and Liberty Interactive LLC were among a small group of fixed-income securities that modestly detracted from fund performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class R6/JIASX)	10.05%	6.35%	5.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
MSCI World Index	15.68%	12.89%	11.65%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	8.36%	5.60%	6.21%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	6.87%	3.39%	4.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 112,232,353
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 329,168
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,232,353
Total number of portfolio holdings	610
Total advisory fees paid (net)	$329,168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	53.3%
Common stocks	31.6%
Preferred securities	2.6%
Term loans	2.4%
Asset-backed securities	0.8%
Foreign government obligations	0.8%
U.S. Government Agency	0.5%
Capital preferred securities	0.2%
Short-term investments and other	7.8%

Country Composition
United States	66.1%
Canada	5.8%
Japan	3.2%
United Kingdom	2.8%
Luxembourg	2.3%
Hong Kong	1.7%
Switzerland	1.6%
France	1.5%
India	1.2%
Ireland	1.1%
Other countries	12.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.